Stock-Based Awards - Additional Information (Details) - USD ($)		12 Months Ended
	Apr. 03, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 7,223,000	$ 8,546,000	$ 7,765,000
2018 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation cost, weighted-average period (in years)		1 year 6 months 29 days
Unrecognized stock-based compensation cost		$ 10,198,000
Stock Options to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of stock options vested		7,193,000	10,864,000
Aggregate intrinsic value of stock options exercised		$ 7,000	$ 1,887,000	735,000
Stock Options to purchase common stock | Non-Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock converted under option plan		260,570	276,570
RSUs issued and expected to vest
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of restricted stock awards vested		$ 466,000
Unrecognized stock-based compensation cost		$ 820,000
Unrecognized stock-based compensation cost, weighted-average period (in years)		6 months 29 days
RSUs issued and expected to vest | Share-based Payment Arrangement, Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 1,620,000	$ 1,103,000	$ 2,097,000
2014 Plan | Stock Options to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of exercise price per share of stock options to fair market value of share of common stock		100.00%
Stock options granted expiry period (in years)		10 years
Weighted average grant-date fair value per share of stock options granted (in dollars per share)		$ 2.28	$ 6.41
2018 Stock Option and Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock to be issued (shares)	1,545,454
Percentage of authorized number of shares of common stock outstanding	4.00%
Number of common stock shares available for further issuance (shares)		806,429	783,873
Number of shares of common stock converted under option plan		8,233,330	7,057,258
2018 Employee Stock Option and Incentive Plan | 2018 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock to be issued (shares)	256,818	1,405,755
Percentage of authorized number of shares of common stock outstanding	1.00%
Number of shares of common stock issued (shares)		148,308	46,899
2014 Plan and 2018 Plan | Stock Options to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted expiry period (in years)		10 years
Stock options granted vesting period (in years)		4 years
Inducement Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock to be issued (shares)		600,000
Number of shares of common stock converted under option plan		210,400	0
Inducement Plan | Stock Options to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares available for further issuance (shares)		389,600
Weighted average grant-date fair value per share of stock options granted (in dollars per share)		$ 1.8